Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Total notes payable	$ 815,217
Less conversion rights and warrant discounts	(286,050)
Plus amortization of discounts	73,898
Convertible Note 2019 - 01 [Member]
Total notes payable	150,000
Convertible Note 2019 - 03 [Member]
Total notes payable	108,696
Convertible Note 2019 - 04 [Member]
Total notes payable	54,348
Convertible Note [Member]
Total notes payable	313,044
Less original issue discounts	(13,044)
Related party convertible note payable, net	300,000
Less conversion rights and warrant discounts	(98,660)
Plus amortization of discounts	55,358
Total convertible notes payable, net	$ 256,698